June 30, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F. Street, NE Washington, D.C. 20549

Re:	Dreyfus Premier GNMA Fund, Inc.
- Dreyfus GNMA Fund
File No.: 811-4215; 2-95553

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended April 30, 2009.

     Please direct any questions or comments to the attention of the undersigned at 212.922.6850.

Very truly yours,

/s/Faria Adam

Faria Adam